Other Financing Arrangements - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019
Sale Leaseback Transaction [Line Items]
Weighted average rate of interest, including the margin			3.12%	5.25%
COSCO Faith - 13100 TEU vessel [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty			$ 109,000,000
Terms of leases			12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage			3.00%
Amount of option to purchase the vessel from the lessor			$ 1
Prepayment on remaining balances of lease term		$ 48,316,000
Leases for three 4500 TEU vessels [Member]
Sale Leaseback Transaction [Line Items]
Terms of leases			5 years
Lease financing, number of vessels | Vessel			3
Refinancing from counterparty			$ 150,000,000
11000 TEU Newbuilding Vessels [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty			$ 420,750,000
Terms of leases			17 years
Lease payments include an interest component based on three month LIBOR plus margin percentage			3.30%
Prepayment on remaining balances of lease term	$ 71,084,000
Lease financing, number of vessels | Vessel			5
Leases for four 12000 TEU vessels [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty			$ 337,732,000
Terms of leases			10 years
Lease payments include an interest component based on three month LIBOR plus margin percentage			2.75%
Lease financing, number of vessels | Vessel			4
Leases for Two 13000 TEU Vessels [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty			$ 138,225,000
Terms of leases			10 years
Lease payments include an interest component based on three month LIBOR plus margin percentage			2.75%
Lease financing, number of vessels | Vessel			2
Leases for Two 12000 TEU Vessels [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty			$ 158,400,000
Lease payments include an interest component based on three month LIBOR plus margin percentage			2.75%
Lease financing, number of vessels | Vessel			2
Leases for Two 12000 TEU Vessels [Member] | Minimum [Member]
Sale Leaseback Transaction [Line Items]
Terms of leases			10 years
Leases for Two 12000 TEU Vessels [Member] | Maximum [Member]
Sale Leaseback Transaction [Line Items]
Terms of leases			12 years